Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information
Note 13 - Segment Information
The Company’s operating segments are determined based on the nature of their activities. The natural gas distribution segment is engaged in the business of purchasing, distributing, and transporting natural gas. Revenues are generated from the distribution and transportation of natural gas. The utility infrastructure services segment is primarily engaged in the business of providing gas and electric providers installation, replacement, repair, and maintenance of energy networks. Although the utility infrastructure services operations are geographically dispersed, they are aggregated and reported as a single segment as each reporting unit has similar economic characteristics. Over 99% of the total Company’s long-lived assets are in the U.S.
As a result of the Questar Pipelines acquisition on December 31, 2021, management updated its segment reporting from the historical presentation of two reportable segments to three reportable segments, with Questar Pipelines presented as the pipeline and storage segment. Given that the acquisition occurred on the last day of the year, the Company will begin reporting pipeline and storage segment activity/elements of earnings in 2022, and has reflected the segment assets in the table below. Refer to Note 15 - Business Acquisitions for additional information for the assets acquired as part of the Questar Pipelines acquisition.
The accounting policies of the reported segments are the same as those described within Note 1 - Background, Organization, and Summary of Significant Accounting Policies. Centuri accounts for the services provided to Southwest at contractual prices at contract inception. Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below:

	December 31,
(Thousands of dollars)	2021	2020
Accounts receivable for Centuri services	$15,166	$13,956
The following table presents the amount of revenues for both the natural gas distribution and utility infrastructure services segments (legacy segments) by geographic area:

	December 31,
(Thousands of dollars)	2021	2020	2019
Revenues (a)
United States	$3,411,018	$3,057,041	$2,893,201
Canada	269,433	241,832	226,716
Total	$3,680,451	$3,298,873	$3,119,917
(a)Revenues are attributed to countries based on the location of customers.
The Company has three reportable segments in 2021: natural gas distribution, utility infrastructure services, and pipeline and storage. Southwest has a single reportable segment that is referred to herein as the natural gas distribution segment of the Company. In order to reconcile to net income as disclosed in the Consolidated Statements of Income, an Other column is included associated with impacts of corporate and administrative activities related to Southwest Gas Holdings, Inc. The financial information pertaining to each segment as of and for the three years ended December 31, 2021, 2020, and 2019 are as follows:

	Year Ended December 31, 2021
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Pipeline and Storage	Other	Total
Revenues from external customers	$1,521,790	$2,056,315	$—	$—	$3,578,105
Intersegment sales	—	102,346	—	—	102,346
Total	$1,521,790	$2,158,661	$—	$—	$3,680,451
Interest income	$5,113	$—	$—	$—	$5,113
Interest expense	$97,560	$20,999	$—	$639	$119,198
Depreciation and amortization	$253,398	$117,643	$—	$—	$371,041
Income tax expense	$29,338	$18,776	$—	$(8,466)	$39,648
Segment net income	$187,135	$40,420	$—	$(26,776)	$200,779
Segment assets	$7,950,263	$2,579,748	$2,187,582	$47,664	$12,765,257
Capital expenditures	$601,983	$113,643	$—	$—	$715,626

	Year Ended December 31, 2020
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,350,585	$1,813,429	$—	$3,164,014
Intersegment sales	—	134,859	—	134,859
Total	$1,350,585	$1,948,288	$—	$3,298,873
Interest income	$4,015	$—	$—	$4,015
Interest expense	$101,148	$9,269	$1,060	$111,477
Depreciation and amortization	$235,295	$96,732	$—	$332,027
Income tax expense	$35,755	$31,128	$(1,130)	$65,753
Segment net income	$159,118	$74,862	$(1,656)	$232,324
Segment assets	$7,256,636	$1,475,237	$3,980	$8,735,853
Capital expenditures	$692,216	$132,889	$—	$825,105

	Year Ended December 31, 2019
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,368,939	$1,592,252	$—	$2,961,191
Intersegment sales	—	158,726	—	158,726
Total	$1,368,939	$1,750,978	$—	$3,119,917
Interest income	$6,356	$—	$—	$6,356
Interest expense	$95,026	$14,086	$114	$109,226
Depreciation and amortization	$215,620	$87,617	$—	$303,237
Income tax expense	$34,973	$21,399	$(349)	$56,023
Segment net income	$163,171	$52,404	$(1,639)	$213,936
Segment assets	$6,798,746	$1,365,194	$6,108	$8,170,048
Capital expenditures	$778,748	$159,400	$—	$938,148
The Corporate and administrative activities for Southwest Gas Holdings, Inc. in 2021 include expenses incurred to acquire Questar Pipelines as well as shareholder activism costs, collectively net of tax impacts.